Fees Summary	Jul. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 481,702,581.10
Previously Paid Amount	73,748.67
Total Fee Amount	379,948.67
Net Fee	$ 306,200.00